DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
DESCRIPTION OF BUSINESS

FluoroPharma, Inc. (“the Company or FluoroPharma”) is a privately-held molecular imaging company headquartered in Boston, Massachusetts, engaged in the discovery, development and commercialization of proprietary diagnostic imaging products. The Company’s focus is the development of novel positron emission tomography (PET) imaging agents for the efficient detection and assessment of acute and chronic forms of coronary artery disease (CAD). The Company was incorporated in Delaware, and its year-end is December 31, 2010.

The Company is a development stage company as defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 915 “Development Stage Entities”. The Company is devoting substantially all of its present efforts to research and development of commercially viable products that meet the standards of and are approved by the Food and Drug Administration, raising capital and attracting qualified advisors and personnel to further advance the Company’s goals. The Company has not commenced its planned principal operations, has not generated any revenues from operations and has no assurance of any future revenues. All losses accumulated since incorporation on June 13, 2003 have been considered as part of the Company's development stage activities.

The Company is organized as a C corporation for income tax purposes. Accordingly the Company pays federal and state income taxes on any profits and retains losses to be offset against any future taxable profits. Dividends are paid at the discretion of the Board of Directors; however, the Company has never declared a dividend and has no intention of declaring a dividend in the foreseeable future. The Company currently intends to retain any earnings for the operation and expansion of the business. The Company’s continued need to retain any earnings for operations and expansion is likely to limit the Company’s ability to pay future cash dividends.